Revenue (Details) - Schedule of revenue - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue [Abstract]
Interest	$ 120,990	$ 905
Refundable R&D tax offset	1,103,758	782,383
Total other income	$ 1,134,748	$ 783,288